Investments in Financial Instruments - Available-for-sale financial assets (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation for all assets and liabilities measured at fair value
Balance at beginning of year	$ 2,494,711
Balance at the end of year	3,425,359	$ 2,494,711
Open-Ended Fund
Reconciliation for all assets and liabilities measured at fair value
Foreign exchange gain (loss) derived from the hedged Warrants issued by UHI and investments in Open-Ended Fund	116,529	176,416
FVOCIL
Reconciliation for all assets and liabilities measured at fair value
Balance at beginning of year	2,494,711	2,586,601
Change in fair value in other comprehensive income (loss)	930,648	(91,890)
Balance at the end of year	3,425,359	2,494,711
FVOCIL | Open-Ended Fund
Reconciliation for all assets and liabilities measured at fair value
Balance at beginning of year	784,769	674,451
Change in fair value in other comprehensive income (loss)	32,563	110,318
Balance at the end of year	817,332	784,769
FVOCIL | Publicly Traded Equity Instruments
Reconciliation for all assets and liabilities measured at fair value
Balance at beginning of year	1,709,942	1,912,150
Change in fair value in other comprehensive income (loss)	898,085	(202,208)
Balance at the end of year	$ 2,608,027	$ 1,709,942